FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Short-term Debt (Details) $ in Millions		12 Months Ended
	Jul. 27, 2022 USD ($) extension_option	Dec. 31, 2022 USD ($) facility	Dec. 31, 2021 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper		$ 1,017.0	$ 888.0
Current portion of long-term debt		1,338.0	836.0
Lease obligations		228.0	189.0
Total		$ 2,583.0	1,913.0
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Number of new credit facilities | facility		2
Undrawn borrowing facilities		$ 600.0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper		796.0	$ 541.0
Amount of potential borrowings | €					€ 1,500,000,000
2.2 billion bridge term facility
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity	$ 2,200.0	$ 444.0
Borrowings maturity, term	12 months
Borrowings, number of extensions | extension_option	2
Borrowings, maturity under extension option	6 months
Borrowing Facilities, Cancelled						$ 1,760.0
2.2 billion bridge term facility | Debt transactions
Disclosure of detailed information about borrowings [line items]
Borrowing Facilities, Cancelled				$ 444.0
Weighted average
Disclosure of detailed information about borrowings [line items]
Short-term borrowings interest rate (in percent)		4.00%	0.90%